INCOME TAX - Additional Information (Details)	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
INCOME TAX
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%	25.00%
Cumulative net operating loss	¥ 133,594,354		$ 18,423,503	¥ 94,600,000
Additional NOL incurred by VIEs and VIEs' subsidiaries	¥ 39,000,000.0	$ 5,400,000
Nanjing Recon
INCOME TAX
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	15.00%	15.00%
Beijing Bhd Petroleum Technology Co Ltd
INCOME TAX
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	15.00%	15.00%